Income Taxes (Details Narrative)	12 Months Ended
Jul. 31, 2015 USD ($)
Income Taxes Details Narrative
Estimated Carry-Forward	$ 723,488
Valuation Allowance from Benefit	6,190
Estimated valuation allowance	$ 2,104
Average tax rate	34.00%